Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2023
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
11.	RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Group
Wangxiancai Limited	An entity controlled by the legal representative and executive director of one of the former subsidiaries. The subsidiary was disposed of on October 31, 2023 and Wangxiancai Limited was no longer a related party of the Group since then
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by certain shareholders of the Group
Mr. Qu Chengcai	Chief Executive Officer
Mr. Sun Zhichen	Chief Financial Officer

-	Transactions with related parties

As stated in Note 1, on October 26, 2021, December 17, 2021 and October 31, 2023, the Group transferred the equity interest in the Q&K Investment Consulting, Q&K HK and Q&K AI, respectively, to Wangxiancai Limited for nominal consideration.

As stated in Note 8, the Group issued 72 million and 43.18 million stock options to Mr. Qu and Mr. Sun, respectively. (See Note 8 - Share based compensation)

-	Balances with related parties

As of September 30, 2022 and 2023, amounts due to related parties were RMB 4,065 and RMB 4,495, respectively. The balance due to related parties represented borrowings from Key Space which were due within 12 months from borrowing. Details are as follows:

	As of September 30,
	2022	2023
Key Space	4,065	4,495

	4,065	4,495